                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-3694

                    Oppenheimer Gold & Special Minerals Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                      Date of reporting period: 09/30/2009

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                          Shares          Value
                                                       -----------   --------------
COMMON STOCKS--100.1%
ENERGY--0.7%
OIL, GAS & CONSUMABLE FUELS--0.7%
Cameco Corp.(1)                                            270,000   $    7,506,000
Uranium Energy Corp.(2)                                    509,696        1,503,603
Uranium One, Inc.(2)                                     3,023,400        7,257,403
                                                                     --------------
                                                                         16,267,006
                                                                     --------------
MATERIALS--99.4%
METALS & MINING--99.4%
Agnico-Eagle Mines Ltd.(1)                               1,867,838      126,732,808
Alamos Gold, Inc.(2)                                     3,930,000       34,577,686
Allied Nevada Gold Corp.(2)                              2,194,200       21,518,797
Anatolia Minerals Development Ltd.(2)                    2,150,400        4,900,739
Anatolia Minerals Development Ltd., Legend Shares(2)     2,000,000        4,557,979
Andean Resources Ltd.(2)                                 4,500,000        8,910,475
AngloGold Ashanti Ltd., Sponsored ADR(1, 3)                648,800       26,445,088
Aquarius Platinum Ltd.(2)                                1,073,995        4,794,121
Aurizon Mines Ltd.(2)                                    3,832,757       16,825,254
Aurizon Mines Ltd., Legend Shares(2)                       300,000        1,316,957
Avoca Resources Ltd.(2)                                  2,000,000        2,620,134
Banro Corp.(2, 4)                                          152,000          404,320
Banro Corp.(2, 4)                                          176,900          472,548
Barrick Gold Corp.(1)                                    2,457,015       93,120,869
Capstone Mining Corp.(2)                                 2,430,500        6,674,142
Centamin Egypt Ltd.(2, 4)                               14,310,200       21,920,075
Centamin Egypt Ltd.(2, 4)                                5,300,000        8,131,433
Centamin Egypt Ltd., Legend Shares(2)                    6,000,000        9,190,679
Centerra Gold, Inc.(2)                                   2,984,300       20,319,943
Central African Mining & Exploration Co. plc(2)         10,600,000        3,303,394
CGA Mining Ltd.(2)                                         287,600          472,774
Coeur d'Alene Mines Corp.(1, 2)                          1,220,400       25,018,200
Companhia de Minas Buenaventura SA, Sponsored ADR(1)     3,200,300      112,682,563
Detour Gold Corp.(2)                                     1,713,200       21,169,977
East Asia Minerals Corp.(2)                              2,415,700        5,979,176
Eastmain Resources, Inc.(2)                                300,000          389,483
Eldorado Gold Corp.(1, 2, 4)                             6,765,400       76,838,616
Eldorado Gold Corp.(1, 2, 4)                             2,288,278       26,086,369
Equinox Minerals Ltd.(2)                                 3,300,000       10,664,550
European Goldfields Ltd.(2)                                772,300        3,592,261
Exeter Resource Corp.(2)                                   110,000          503,800
Franco-Nevada Corp.                                      3,063,300       80,369,959
Franco-Nevada Corp., Legend Shares                         200,000        5,247,280
Fronteer Development Group, Inc.(2)                      1,611,724        6,898,179
Gammon Gold, Inc.(2)                                     3,709,100       31,564,441


                  1 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

                                                          Shares         Value
                                                       -----------   --------------
METALS & MINING CONTINUED
Gold Fields Ltd., Sponsored ADR(1)                       1,459,935   $   20,117,904
Gold Wheaton Gold Corp.(2)                               2,600,000          643,534
Goldcorp, Inc.(1)                                        2,698,561      108,940,908
Golden Star Resources Ltd.(2)                            5,956,910       20,074,787
Great Basin Gold Ltd.(2, 4)                                 67,100          102,782
Great Basin Gold Ltd.(2, 4)                              4,147,124        6,345,100
Harmony Gold Mining Co. Ltd., Sponsored ADR(1)             359,797        3,936,179
Hecla Mining Co.(2)                                      3,510,000       15,408,900
IAMGOLD Corp.(1)                                         6,259,950       88,515,693
Impala Platinum Holdings Ltd.                            3,632,352       85,182,970
Ivanhoe Mines Ltd.(1, 2)                                 5,914,900       75,651,571
Jaguar Mining, Inc.(2, 4)                                2,627,700       23,512,227
Jaguar Mining, Inc.(2, 4)                                  916,200        8,172,504
Jinshan Gold Mines, Inc.(2)                                300,000          397,889
Katanga Mining Ltd.(2)                                   1,070,000          889,460
Kinross Gold Corp.(1)                                    5,228,890      113,466,913
Kirkland Lake Gold, Inc.(2)                                411,400        3,535,124
Lake Shore Gold Corp.(2)                                 2,175,800        5,832,481
Lihir Gold Ltd.(2)                                      14,874,667       37,241,112
Lonmin plc(2)                                                7,651          205,401
Mercator Minerals Ltd.(2)                                5,689,000       15,568,832
Minefinders Corp. Ltd.(2)                                1,881,739       18,328,138
New Gold, Inc.(2)                                        4,348,000       16,609,835
New Pacific Metals Corp.(2)                                337,000          267,548
Newcrest Mining Ltd.                                     3,011,574       84,752,244
Newmont Mining Corp.(1)                                  2,007,728       88,380,187
Northern Dynasty Minerals Ltd.(2)                          797,085        5,874,516
Northgate Minerals Corp.(2)                              1,930,900        5,212,068
NovaGold Resources, Inc.(1, 2)                           3,693,456       18,910,495
Osisko Mining Corp.(2)                                   3,264,000       24,266,978
Pan American Silver Corp.(1, 2)                          1,378,541       31,430,735
PanAust Ltd.(2)                                         14,310,101        6,116,166
Perseus Mining Ltd.(2)                                   1,000,000        1,069,336
Petropavlovsk plc                                        1,898,000       27,466,583
Quadra Mining Ltd.(2)                                    1,476,800       20,069,528
Randgold Resources Ltd., ADR(1)                          1,870,134      130,684,964
Real Gold Mining Ltd.(2)                                 3,400,000        3,861,602
Red Back Mining, Inc.(2)                                 8,960,000      100,676,038
Romarco Minerals, Inc.(2)                                4,857,000        4,990,146
Royal Gold, Inc.(1)                                      1,115,809       50,880,890
Rubicon Minerals Corp.(2)                                3,062,712       12,740,882
San Gold Corp.(2)                                        8,280,200       22,814,729
Seabridge Gold, Inc.(1, 2)                                  40,000        1,144,000

                  2 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                          Shares          Value
                                                       -----------   --------------
METALS & MINING CONTINUED
SEMAFO, Inc.(2)                                          3,141,800   $    8,333,921
Sherritt International Corp.                             1,051,500        7,522,991
Silver Standard Resources, Inc.(1, 2)                    1,153,509       24,638,952
Silver Wheaton Corp.(2)                                  3,700,000       46,583,000
Silver Wheaton Corp., Legend Shares(2)                     500,000        6,346,612
Sino Gold Mining Ltd.(2)                                 3,200,000       19,027,286
Taseko Mines Ltd.(2)                                     2,800,000        7,427,264
West Timmins Mining, Inc.(2)                               455,100          879,893
Yamana Gold, Inc.(4)                                     1,416,829       15,174,239
Yamana Gold, Inc.(4)                                     5,191,400       55,858,523
Zhaojin Mining Industry Co. Ltd.                         6,903,000       11,678,856
                                                                     --------------
                                                                      2,337,976,485
                                                                     --------------
Total Common Stocks (Cost $1,629,016,304)                             2,354,243,491
                                                                     --------------
INVESTMENT COMPANY--0.1%
Market Vectors Gold Miners Fund (1, 2)
   (Cost $1,700,500)                                        50,000        2,264,500
TOTAL INVESTMENTS, AT VALUE (COST $1,630,716,804)            100.2%   2,356,507,991
                                                       -----------   --------------
Liabilities in Excess of Other Assets                         (0.2)      (4,002,420)
                                                       -----------   --------------
Net Assets                                                   100.0%  $2,352,505,571
                                                       ===========   ==============

Footnotes to Statement of Investments

(1.) A sufficient amount of liquid assets has been designated to cover outstanding written call options. See accompanying Notes.

(2.) Non-income producing security.

(3.) A sufficient amount of liquid assets has been designated to cover outstanding written put options. See accompanying Notes.

(4.) The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliates held by the Fund as of September 30, 2009. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES         GROSS         GROSS           SHARES
                                                     JUNE 30, 2009    ADDITIONS    REDUCTIONS   SEPTEMBER 30, 2009
                                                     -------------   ----------   -----------   ------------------
Oppenheimer Institutional Money Market Fund, Cl. E     7,685,736     99,425,586   107,111,322            --

                                                     VALUE   INCOME
                                                     -----   ------
Oppenheimer Institutional Money Market Fund, Cl. E    $--    $7,824


                  3 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                                          LEVEL 1--           LEVEL 2--          LEVEL 3--
                                         UNADJUSTED     OTHER SIGNIFICANT       SIGNIFICANT
                                        QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS       VALUE
                                       --------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Energy                              $   16,267,006     $         --              $--           $   16,267,006
   Materials                            2,187,826,921      150,149,564               --            2,337,976,485
Investment Company                          2,264,500               --               --                2,264,500
                                       --------------     ------------              ---           --------------
Total Investments, at Value             2,206,358,427      150,149,564               --            2,356,507,991
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts                --              731               --                      731
                                       --------------     ------------              ---           --------------
Total Assets                           $2,206,358,427     $150,150,295              $--           $2,356,508,722
                                       --------------     ------------              ---           --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated written option, at value   $   (7,130,300)    $         --              $--           $   (7,130,300)
Depreciated written option, at value       (6,151,360)    $         --               --               (6,151,360)
Foreign Currency Exchange Contracts                --           (5,934)              --                   (5,934)
                                       --------------     ------------              ---           --------------
Total Liabilities                      $  (13,281,660)    $     (5,934)             $--           $  (13,287,594)
                                       --------------     ------------              ---           --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                     CONTRACT
COUNTERPARTY/                         AMOUNT      EXPIRATION               UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION      BUY/SELL    (000S)         DATE        VALUE    APPRECIATION   DEPRECIATION
--------------------      --------   ----------   ----------   --------   ------------   ------------
BANK OF NEW YORK (THE)
Canadian Dollar (CAD)       Buy          53 CAD    10/1/09     $ 49,461       $731          $   --
BROWN BROTHERS HARRIMAN


                  4 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

Canadian Dollar (CAD)       Sell        449 CAD    10/1/09      419,816         --           5,934
                                                                              ----          ------
Total unrealized appreciation and depreciation                                $731          $5,934
                                                                              ====          ======

WRITTEN OPTIONS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                                                                                                      UNREALIZED
                                                   NUMBER OF   EXERCISE   EXPIRATION     PREMIUMS                    APPRECIATION
DESCRIPTION                                 TYPE   CONTRACTS     PRICE        DATE       RECEIVED       VALUE       (DEPRECIATION)
-----------                                 ----   ---------   --------   ----------   -----------   ------------   --------------
Agnico-Eagle Mines Ltd.                     Call       1,700     $90.00      2/22/10   $   424,227   $   (357,000)  $       67,227
Agnico-Eagle Mines Ltd.                     Call       1,100      80.00      1/18/10       164,196       (346,500)        (182,304)
Agnico-Eagle Mines Ltd.                     Call         500      95.00      1/18/10        58,998        (50,000)           8,998
Agnico-Eagle Mines Ltd.                     Call       1,000      75.00     11/23/09       118,087       (245,000)        (126,913)
Agnico-Eagle Mines Ltd.                     Call       1,000      90.00     11/23/09       129,497        (35,000)          94,497
Agnico-Eagle Mines Ltd.                     Call         500      85.00     11/23/09        87,498        (37,500)          49,998
Agnico-Eagle Mines Ltd.                     Call         500      95.00     11/23/09        55,999         (7,500)          48,499
Agnico-Eagle Mines Ltd.                     Put          500      45.00      1/18/10       131,732        (32,500)          99,232
Agnico-Eagle Mines Ltd.                     Put          500      40.00      2/22/10       102,247        (27,500)          74,747
Agnico-Eagle Mines Ltd.                     Put          500      45.00      2/22/10       137,246        (50,000)          87,246
Agnico-Eagle Mines Ltd.                     Put          500      45.00     11/23/09       120,997        (10,000)         110,997
Agrium, Inc.                                Put          500      35.00     10/19/09       125,192             --          125,192
Agrium, Inc.                                Put          500      40.00     10/19/09       124,747         (2,500)         122,247
Alcoa, Inc.                                 Put          700       9.00      1/18/10       104,332        (16,800)          87,532
AngloGold Ashanti Ltd., Sponsored ADR       Put        1,000      25.00      4/19/10       119,497        (65,000)          54,497
AngloGold Ashanti Ltd., Sponsored ADR       Put          500      30.00      1/18/10        98,497        (40,000)          58,497
AngloGold Ashanti Ltd., Sponsored ADR       Put          500      30.00      4/19/10        95,997        (82,500)          13,497
AngloGold Ashanti Ltd., Sponsored ADR       Put        1,000      35.00     10/19/09       162,016        (16,000)         146,016
AngloGold Ashanti Ltd., Sponsored ADR       Put          500      25.00     10/19/09       105,999             --          105,999
AngloGold Ashanti Ltd., Sponsored ADR       Call       2,200      60.00      1/18/10       255,643        (88,000)         167,643
AngloGold Ashanti Ltd., Sponsored ADR       Call       1,000      55.00      1/18/10       134,996        (75,000)          59,996
AngloGold Ashanti Ltd., Sponsored ADR       Call         500      50.00     10/19/09        73,498         (5,000)          68,498
Arcelor Mittal, Cl. A                       Put          600      24.00     12/21/09       151,196        (18,000)         133,196
Arch Coal, Inc.                             Put          600      11.00     10/19/09        71,698             --           71,698
Barrick Gold Corp.                          Call       1,500      50.00      1/18/10       164,876        (82,500)          82,376
Barrick Gold Corp.                          Call         800      45.00      1/18/10       100,597        (96,000)           4,597
Barrick Gold Corp.                          Call         700      55.00      1/18/10        95,897        (17,500)          78,397
Barrick Gold Corp.                          Call         600      39.00     10/19/09        77,698        (54,000)          23,698
Barrick Gold Corp.                          Call         600      40.00     10/19/09        59,326        (33,000)          26,326
Barrick Gold Corp.                          Put        1,000      32.50      1/18/10       136,996       (135,000)           1,996
Barrick Gold Corp.                          Put          500      31.00      1/18/10        67,248        (52,500)          14,748
Barrick Gold Corp.                          Put        1,100      29.00     10/19/09       147,906             --          147,906
Barrick Gold Corp.                          Put          600      22.50     10/19/09       155,699             --          155,699
Barrick Gold Corp.                          Put          400      27.50     10/19/09        45,799             --           45,799
BHP Billiton Ltd., Sponsored ADR            Put          500      22.50      1/18/10        71,000             --           71,000
BHP Billiton Ltd., Sponsored ADR            Put          500      47.50     11/23/09        80,353         (5,000)          75,353
BHP Billiton Ltd., Sponsored ADR            Put          500      22.50     11/23/09        69,750             --           69,750
Cameco Corp.                                Call         600      35.00      1/18/10        58,198        (36,000)          22,198
Cameco Corp.                                Put          500      20.00      1/18/10        84,748        (20,500)          64,248
Cameco Corp.                                Put          500      12.50      1/18/10        78,498             --           78,498


                  5 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

Cameco Corp.                                Put          500      22.50      1/18/10       100,997        (40,000)          60,997
Cameco Corp.                                Put          600      15.00     12/21/09       118,197             --          118,197
Cameco Corp.                                Put          500      22.00     12/21/09        70,503        (25,500)          45,003
Caterpillar, Inc.                           Put          500      33.00      2/22/10       104,497        (39,500)          64,997
Caterpillar, Inc.                           Put          600      31.00     11/23/09       136,508         (4,200)         132,308
Cliffs Natural Resources, Inc.              Put          600      12.50     10/19/09        97,797             --           97,797
Cliffs Natural Resources, Inc.              Put          600      22.50     10/19/09       128,055             --          128,055
Coeur d'Alene Mines Corp.                   Call       1,000      17.50      1/18/10       115,747       (480,000)        (364,253)
Coeur d'Alene Mines Corp.                   Call       1,800      17.50     12/21/09       197,593       (774,000)        (576,407)
Coeur d'Alene Mines Corp.                   Call       1,000      20.00     12/21/09       104,347       (300,000)        (195,653)
Coeur d'Alene Mines Corp.                   Put        1,000      15.00      1/18/10       131,997        (90,000)          41,997
Coeur d'Alene Mines Corp.                   Put          700      10.00      3/22/10        71,398        (28,000)          43,398
Coeur d'Alene Mines Corp.                   Put        3,000      15.00     12/21/09       331,171       (225,000)         106,171
Coeur d'Alene Mines Corp.                   Put        1,300      10.00     12/21/09       191,270         (6,500)         184,770
Coeur d'Alene Mines Corp.                   Put          700      12.50     12/21/09       106,397        (24,500)          81,897
Companhia de Minas Buenaventura SA,
   Sponsored ADR                            Call       1,000      45.00      3/22/10       181,995       (165,000)          16,995
Companhia de Minas Buenaventura SA,
   Sponsored ADR                            Call       1,000      40.00     12/21/09       156,996       (115,000)          41,996
Companhia de Minas Buenaventura SA,
   Sponsored ADR                            Call         700      40.00      3/22/10        94,148       (203,000)        (108,852)
Companhia de Minas Buenaventura SA,
   Sponsored ADR                            Call         600      35.00     12/21/09       123,795       (180,000)         (56,205)
Companhia de Minas Buenaventura SA,
   Sponsored ADR                            Put        1,800      20.00     12/21/09       260,546         (9,000)         251,546
Companhia de Minas Buenaventura SA,
   Sponsored ADR                            Put          600      20.00      3/22/10        88,198        (15,000)          73,198
Companhia de Minas Buenaventura SA,
   Sponsored ADR                            Put          500      17.50     12/21/09        98,927             --           98,927
Companhia Vale do Rio Doce, ADR             Put          500      15.00      1/18/10        88,628         (9,000)          79,628
Companhia Vale do Rio Doce, ADR             Put        1,100      15.00     12/21/09       169,404         (8,800)         160,604
Eldorado Gold Corp.                         Call       1,000      12.50      1/18/10        96,997       (115,000)         (18,003)
Eldorado Gold Corp.                         Call       1,000      12.50      4/19/10       142,026       (170,000)         (27,974)
Eldorado Gold Corp.                         Put          500      10.00     10/19/09        67,248         (7,500)          59,748
Freeport-McMoRan Copper & Gold, Inc.,
   Cl. B                                    Put        1,000      22.50     11/23/09       208,497             --          208,497
Freeport-McMoRan Copper & Gold, Inc.,
   Cl. B                                    Put          500      35.00      1/18/10       153,496        (12,500)         140,996
Freeport-McMoRan Copper & Gold, Inc.,
   Cl. B                                    Put          500      25.00     11/23/09       102,997             --          102,997
Freeport-McMoRan Copper & Gold, Inc.,
   Cl. B                                    Put          500      30.00     11/23/09       145,996         (1,000)         144,996
Freeport-McMoRan Copper & Gold, Inc.,
   Cl. B                                    Put          500      27.50     11/23/09       124,497         (2,000)         122,497
Freeport-McMoRan Copper & Gold, Inc.,
   Cl. B                                    Put          500      40.00      2/22/10       268,493        (40,000)         228,493
Gammon Gold, Inc.                           Put          800       7.50     12/21/09        83,598        (36,000)          47,598
Gold Fields Ltd., Sponsored ADR             Call       1,700      16.00      1/18/10       196,429       (136,000)          60,429
Gold Fields Ltd., Sponsored ADR             Call         700      17.50      1/18/10        78,895        (42,000)          36,895
Gold Fields Ltd., Sponsored ADR             Call         600      15.00      1/18/10        69,298        (66,000)           3,298
Gold Fields Ltd., Sponsored ADR             Put        1,000      11.00      4/19/10       104,127        (90,000)          14,127
Gold Fields Ltd., Sponsored ADR             Put          600      10.00      1/18/10        62,698        (18,000)          44,698
Gold Fields Ltd., Sponsored ADR             Put          500      10.00     10/19/09        74,160             --           74,160
Goldcorp, Inc.                              Call       1,500      55.00      1/18/10       214,744       (112,500)         102,244
Goldcorp, Inc.                              Call       1,400      50.00      1/18/10       193,181       (196,000)          (2,819)
Goldcorp, Inc.                              Call         800      45.00      1/18/10       115,997       (188,000)         (72,003)
Goldcorp, Inc.                              Call       1,200      45.00     10/19/09       133,596        (36,000)          97,596
Goldcorp, Inc.                              Call         700      50.00     10/19/09        95,897         (3,500)          92,397
Goldcorp, Inc.                              Put          800      30.00      1/18/10       163,196        (60,000)         103,196
Goldcorp, Inc.                              Put          500      31.00      1/18/10       107,247        (42,500)          64,747


                  6 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

Goldcorp, Inc.                              Put        1,200      29.00     10/19/09       169,896             --          169,896
Goldcorp, Inc.                              Put          600      31.00     10/19/09        86,698         (3,000)          83,698
Harmony Gold Mining Co. Ltd.,
   Sponsored ADR                            Put          700       9.00     11/23/09        69,599        (17,500)          52,099
Harmony Gold Mining Co. Ltd.,
   Sponsored ADR                            Put        1,000       9.00      5/24/10       106,997        (95,000)          11,997
Harmony Gold Mining Co. Ltd.,
   Sponsored ADR                            Call       1,000      12.50      1/18/10        96,997        (70,000)          26,997
IAMGOLD Corp.                               Call       1,000      12.50      3/22/10       131,997       (300,000)        (168,003)
IAMGOLD Corp.                               Call       1,000      17.50      3/22/10       144,496       (125,000)          19,496
IAMGOLD Corp.                               Call       1,000      12.50     12/21/09       131,997       (235,000)        (103,003)
IAMGOLD Corp.                               Put          800      10.00     12/21/09       157,732        (24,000)         133,732
Intrepid Potash, Inc.                       Put          500      20.00     12/21/09       128,497        (40,000)          88,497
Ivanhoe Mines Ltd.                          Call         999      10.00      1/18/10       127,069       (339,660)        (212,591)
Ivanhoe Mines Ltd.                          Call       1,000      10.00     12/21/09       118,497       (340,000)        (221,503)
Ivanhoe Mines Ltd.                          Put        1,000       5.00     12/21/09       111,997             --          111,997
Ivanhoe Mines Ltd.                          Put          500       7.50     12/21/09        78,498         (5,000)          73,498
Jaguar Mining, Inc.                         Put        1,000      10.00     12/21/09       151,996       (160,000)          (8,004)
Joy Global, Inc.                            Put          600      24.00     10/19/09        83,698             --           83,698
Kinross Gold Corp.                          Call       2,000      27.00      2/22/10       240,994       (180,000)          60,994
Kinross Gold Corp.                          Call       1,700      25.00      1/18/10       199,595       (195,500)           4,095
Kinross Gold Corp.                          Call       1,300      25.00      2/22/10       176,733       (182,000)          (5,267)
Kinross Gold Corp.                          Call       1,000      27.00      5/24/10       189,495       (160,000)          29,495
Kinross Gold Corp.                          Put        1,800      15.00     11/23/09       195,695         (9,000)         186,695
Lihir Gold Ltd., Sponsored ADR              Put          600      20.00     11/23/09        67,300        (15,000)          52,300
Market Vectors Gold Miners Fund             Call         500      51.00      1/18/10       128,497       (120,000)           8,497
Market Vectors Gold Miners Fund             Put          700      37.00      1/18/10        97,647       (112,000)         (14,353)
Market Vectors Gold Miners Fund             Put          500      37.00      3/22/10       110,997       (122,500)         (11,503)
Market Vectors Gold Miners Fund             Put        1,100      34.00     12/21/09       292,798        (49,500)         243,298
Market Vectors Gold Miners Fund             Put          500      33.00     12/21/09       111,997        (17,500)          94,497
Minefinders Corp. Ltd.                      Put        2,000       7.50      2/22/10       262,673       (110,000)         152,673
Minefinders Corp. Ltd.                      Put        1,600       7.50     11/23/09       204,605        (32,000)         172,605
Newmont Mining Corp.                        Call       1,000      60.00      3/22/10       174,995       (100,000)          74,995
Newmont Mining Corp.                        Call         600      60.00      1/18/10       112,797        (29,400)          83,397
Newmont Mining Corp.                        Call       1,100      55.00     12/21/09       145,696        (69,300)          76,396
Newmont Mining Corp.                        Call         600      60.00     12/21/09        97,647        (17,400)          80,247
Newmont Mining Corp.                        Call         500      50.00     12/21/09        74,498        (67,000)           7,498
Newmont Mining Corp.                        Call         500      65.00     12/21/09        86,998         (7,000)          79,998
Newmont Mining Corp.                        Put          500      36.00      3/22/10       100,997        (93,500)           7,497
Newmont Mining Corp.                        Put          500      36.00     12/21/09       124,497        (41,500)          82,997
Newmont Mining Corp.                        Put          500      37.00     12/21/09       101,997        (48,500)          53,497
Newmont Mining Corp.                        Put          500      38.00     12/21/09        53,499        (63,000)          (9,501)
Northern Dynasty Minerals Ltd.              Put          700       7.50     11/23/09        85,398        (49,000)          36,398
NovaGold Resources, Inc.                    Call       1,500       5.00     12/21/09        74,828       (120,000)         (45,172)
Pan American Silver Corp.                   Call       1,300      25.00      1/18/10       164,811       (245,700)         (80,889)
Pan American Silver Corp.                   Call       1,000      30.00      1/18/10       136,996        (76,000)          60,996
Pan American Silver Corp.                   Put        1,700      15.00      1/18/10       186,645        (51,000)         135,645
Pan American Silver Corp.                   Put          800      17.00      4/19/10       109,597       (112,000)          (2,403)
Pan American Silver Corp.                   Put          600      17.50      1/18/10        58,798        (45,000)          13,798
Pan American Silver Corp.                   Put          600      17.50     10/19/09        98,697         (3,000)          95,697


                  7 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

Peabody Energy Corp.                        Put          500      28.00      1/18/10        84,748        (50,000)          34,748
Peabody Energy Corp.                        Put          500      24.00     12/21/09       119,747        (12,500)         107,247
Potash Corp. of Saskatchewan, Inc.          Put          400      60.00      1/18/10       102,797        (22,000)          80,797
Randgold Resources Ltd., ADR                Call         800     115.00      3/22/10       101,597        (44,000)          57,597
Randgold Resources Ltd., ADR                Call         600     100.00      1/18/10       149,696        (39,000)         110,696
Randgold Resources Ltd., ADR                Call         500     105.00      1/18/10        96,852        (25,000)          71,852
Randgold Resources Ltd., ADR                Call         800     110.00     12/21/09       181,595         (4,000)         177,595
Randgold Resources Ltd., ADR                Call         600     100.00     12/21/09       125,697        (18,000)         107,697
Randgold Resources Ltd., ADR                Call         500     105.00     12/21/09        82,518        (12,500)          70,018
Randgold Resources Ltd., ADR                Put          500      40.00      1/18/10        86,248        (10,000)          76,248
Randgold Resources Ltd., ADR                Put        1,000      45.00     12/21/09       229,064        (35,000)         194,064
Rio Tinto plc, Sponsored ADR                Put          400     105.00      1/18/10       296,192             --          296,192
Rio Tinto plc, Sponsored ADR                Put          400     110.00      1/18/10       331,391             --          331,391
Rio Tinto plc, Sponsored ADR                Put          400     135.00      1/18/10       250,794        (68,000)         182,794
Rio Tinto plc, Sponsored ADR                Put          400      90.00     10/19/09       357,463             --          357,463
Royal Gold, Inc.                            Call       1,500      55.00      1/18/10       329,491       (217,500)         111,991
Royal Gold, Inc.                            Call       1,500      60.00      1/18/10       234,994       (112,500)         122,494
Royal Gold, Inc.                            Call       1,500      50.00     10/19/09       196,015        (67,500)         128,515
Royal Gold, Inc.                            Call         600      55.00     10/19/09        94,198         (6,000)          88,198
Royal Gold, Inc.                            Put          600      35.00      4/19/10       121,521       (120,000)           1,521
Royal Gold, Inc.                            Put          500      35.00      1/18/10       134,747        (37,500)          97,247
Royal Gold, Inc.                            Put        1,100      35.00     10/19/09       175,695        (11,000)         164,695
Royal Gold, Inc.                            Put          600      45.00     10/19/09       122,697        (96,000)          26,697
Seabridge Gold, Inc.                        Call         400      35.00      1/18/10        98,797        (72,000)          26,797
Seabridge Gold, Inc.                        Put        1,700      22.50     11/23/09       278,537        (85,000)         193,537
Seabridge Gold, Inc.                        Put          700      20.00     11/23/09        97,325        (14,000)          83,325
Seabridge Gold, Inc.                        Put          500      15.00     11/23/09        96,362             --           96,362
Seabridge Gold, Inc.                        Put          500      25.00     11/23/09        75,998        (67,500)           8,498
Seabridge Gold, Inc.                        Put          500      12.50     11/23/09        53,499             --           53,499
Silver Standard Resources, Inc.             Call       1,000      30.00      1/18/10       109,497        (60,000)          49,497
Silver Standard Resources, Inc.             Call       1,000      24.00      1/18/10       129,097       (190,000)         (60,903)
Silver Standard Resources, Inc.             Call         600      35.00      1/18/10        61,198        (15,000)          46,198
Silver Standard Resources, Inc.             Call       1,000      23.00     12/21/09       130,492       (172,000)         (41,508)
Silver Standard Resources, Inc.             Call         500      30.00     12/21/09        80,998        (17,500)          63,498
Silver Standard Resources, Inc.             Put        1,000      16.00      3/22/10       141,996       (120,000)          21,996
Silver Standard Resources, Inc.             Put          600      15.00      3/22/10        83,746        (57,000)          26,746
Silver Standard Resources, Inc.             Put        1,000      15.00     12/21/09       134,721        (40,000)          94,721
Silver Standard Resources, Inc.             Put        1,000      16.00     12/21/09       153,261        (60,000)          93,261
Silver Standard Resources, Inc.             Put        1,000      19.00     12/21/09       141,996       (130,000)          11,996
Silver Standard Resources, Inc.             Put          700      18.00     12/21/09        80,148        (66,500)          13,648
Silver Standard Resources, Inc.             Put          600      15.00     10/19/09        23,999             --           23,999
Silver Standard Resources, Inc.             Put          600      17.00     12/21/09        91,198        (48,000)          43,198
Silver Wheaton Corp.                        Put          700      10.00     12/21/09       143,951        (35,000)         108,951
Sociedad Quimica y Minera Chile SA,
   Sponsored ADR                            Put          500      25.00      1/18/10        83,498             --           83,498
Southern Copper Corp.                       Put          600      15.00      1/18/10        89,698             --           89,698
Southern Copper Corp.                       Put          600      17.50     12/21/09       130,197         (6,000)         124,197
SPDR Metals & Mining Exchange Traded Fund   Put          600      37.00     12/21/09       166,196        (69,000)          97,196


                  8 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

Teck Resources Ltd., Cl. B                  Put        2,000       5.00      1/18/10       231,497             --          231,497
Teck Resources Ltd., Cl. B                  Put        2,000       5.00     11/23/09       213,747             --          213,747
Teck Resources Ltd., Cl. B                  Put          800       7.50     11/23/09       145,596             --          145,596
Teck Resources Ltd., Cl. B                  Put          800      12.50     11/23/09       127,597             --          127,597
Teck Resources Ltd., Cl. B                  Put          500      15.00     11/23/09       100,997             --          100,997
Vale SA, Sponsored ADR                      Put          600      18.00      3/22/10       116,397        (53,400)          62,997
Vale SA, Sponsored ADR                      Put          500      17.00      1/18/10        60,748        (19,500)          41,248
Vale SA, Sponsored ADR                      Put          500      17.00     12/21/09        51,509        (10,500)          41,009
Yamana Gold, Inc.                           Put        2,000      10.00      4/19/10       238,994       (260,000)         (21,006)
Yamana Gold, Inc.                           Put        1,500      10.00     10/19/09       197,245        (37,500)         159,745
Yamana Gold, Inc.                           Put          600       7.00     10/19/09        83,202             --           83,202
Yingli Green Energy Holding Co. Ltd., ADR   Put        1,000       7.50     12/21/09       141,996        (15,000)         126,996
                                                                                       -----------   ------------   --------------
                                                                                       $25,477,807   $(13,281,660)  $   12,196,147
                                                                                       ===========   ============   ==============

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings            Value       Percent
-------------------       --------------   -------
Canada                    $1,434,989,777     60.9%
United States                284,369,533     12.1
Australia                    162,210,602      6.9
South Africa                 142,130,023      6.0
Jersey, Channel Islands      130,684,964      5.5
Peru                         112,682,563      4.8
Papua New Guinea              37,241,112      1.6
United Kingdom                30,975,378      1.3
China                         11,678,856      0.5
Bermuda                        5,683,581      0.2
Mongolia                       3,861,602      0.2
                          --------------    -----
Total                     $2,356,507,991    100.0%
                          ==============    =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.


                  9 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment


                  10 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.


                  11 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     As of September 30, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $13,281,660. If a contingent feature would have been triggered as of September 30, 2009, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.


                  12 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended September 30, 2009 was as follows:

                                  CALL OPTIONS              PUT OPTIONS
                            ----------------------   -----------------------
                            NUMBER OF   AMOUNT OF    NUMBER OF    AMOUNT OF
                            CONTRACTS    PREMIUMS    CONTRACTS     PREMIUMS
                            ---------   ----------   ---------   -----------
Options outstanding as of
   June 30, 2009             23,400     $3,501,425     83,100    $14,903,854
Options written              46,300      6,228,731     43,800      6,401,417
Options closed or expired    (3,200)      (400,752)   (32,500)    (5,156,741)
Options exercised                (1)          (127)        --             --
                             ------     ----------    -------    -----------
Options outstanding as of
   September 30, 2009        66,499     $9,329,277     94,400    $16,148,530
                             ======     ==========    =======    ===========

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,637,028,488
Federal tax cost of other investments      (25,477,807)
                                        --------------
Total federal tax cost                  $1,611,550,681
                                        ==============
Gross unrealized appreciation           $  786,243,241
Gross unrealized depreciation              (54,567,591)
                                        --------------
Net unrealized appreciation             $  731,675,650
                                        ==============


                  13 | Oppenheimer Gold & Special Minerals Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/10/2009